Note 2 - Principles of Consolidation, Accounting policies and measurement bases applied and recent IFRS pronouncements - Amortization Rate (Tables)	12 Months Ended
Dec. 31, 2020
Principles Of Consolidations Accounting Policies And Measurement Basis And Recent IFRS Pronouncements
Amortization Rates
Depreciation rates for tangible assets
Type of assets	Annual Percentage
Buildings for own use	1% - 4%
Furniture	8% - 10%
Fixtures	6% - 12%
Office supplies and hardware	8% - 25%
Lease use rights	The lesser of the lease term or the useful life of the underlying asset

GPI Argentina
General Price Index
0	2020
GPI	387
Average GPI	331
Inflation of the period	36,5%

Hedge Instruments Affected By IBOR
Millions of Euros
	LIBOR USD	LIBOR GBP	Other - TIIE (*)	TOTAL
Cash flow hedges	9.084	-	574	9.658
Fair value hedges	10.608	266	1.477	12.351